Income Taxes - Schedule of Tax Losses Carried Forward (Detail) - Dec. 31, 2018 - Argentina [member] R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Tax losses carry forward	$ 4,584	R$ 17,763
Up to one year [member]
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Tax losses carry forward	526	2,037
2020 [member]
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Tax losses carry forward	645	2,498
2021 [member]
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Tax losses carry forward	770	2,982
2022 [member]
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Tax losses carry forward	1,105	4,283
2023 [member]
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Tax losses carry forward	$ 1,539	R$ 5,964